Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant And Equipment
Summary Of Property, Plant And Equipment [Table Text Block]
	Lives (years)	2017	2016
Land	-	$1,630	$1,643
Buildings and improvements	2-44	36,319	35,036
Central office equipment[1]	3-10	94,076	92,954
Cable, wiring and conduit	15-50	67,695	79,279
Satellites	14-17	2,967	2,710
Other equipment	3-20	90,017	88,436
Software	3-5	16,750	14,472
Under construction	-	4,045	5,118
		313,499	319,648
Accumulated depreciation and amortization		188,277	194,749
Property, plant and equipment - net		$125,222	$124,899
[1]	Includes certain network software.